DEBT - NR Satu Facility Narrative (Details)	1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($) tranche	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Total debt		$ 1,371,034,000	$ 1,374,710,000
Value of deposit secured against loan		$ 182,933,000	162,415,000
NR Satu Facility
Debt Instrument [Line Items]
Term of loan	7 years
Maximum borrowing capacity	$ 175,000,000
Number of tranches | tranche	2
Line of credit facility, interest rate description		LIBOR plus a margin of 3.5%
Proceeds from lines of credit	$ 155,000,000
Total debt		$ 103,500,000	117,800,000
NR Satu Facility | Secured Debt
Debt Instrument [Line Items]
Value of deposit secured against loan		$ 10,270,000	10,361,000
NR Satu Facility | Term Loan Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	155,000,000
Final balloon payment	52,500,000
NR Satu Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 20,000,000
Proceeds from lines of credit			$ 20,000,000
London Interbank Offered Rate (LIBOR) | NR Satu Facility
Debt Instrument [Line Items]
Margin on LIBOR		3.50%